Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Line Items]
Cash on hand	$ 75	$ 60
Cash in banks	101,662	50,137
Other demand deposits	746	1,530
Total cash	102,483	51,727
Short-term deposits, classified as cash equivalents	187,666	290,914
Short-term investments, classified as cash equivalents	265,917	287,797
Total cash equivalents	453,583	578,711
Total cash and cash equivalents	$ 556,066	$ 630,438	$ 514,669	$ 527,259